Accounts Receivable Reserves	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Accounts Receivable Reserves

2. ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$38,315	$53,076
Provision for doubtful accounts and sales returns	16,442	22,455
Write-offs, net of recoveries	(23,666)	(24,288)

Balance, end of period	$31,091	$51,243

5.	ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$53,076	$48,306	$36,521
Provision for doubtful accounts and sales returns	31,673	33,077	34,904
Write-offs, net of recoveries	(46,434)	(28,307)	(23,119)

Balance, end of year	$38,315	$53,076	$48,306